Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		9 Months Ended
		May 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		$ 85,637	$ 77,817
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	3,035	2,281
Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		46,618	45,285
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		30,545	27,483
Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	948	974
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	4,395	1,683
Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	96	111
Total [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		85,637	$ 77,817
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		84,344
Depreciation		10,475
Mineral property, plant and equipment		94,819
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	2,281
Depreciation	[1]	754
Mineral property, plant and equipment	[1]	3,035
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		48,161
Depreciation		2,742
Mineral property, plant and equipment		50,903
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		29,948
Depreciation		3,448
Mineral property, plant and equipment		33,396
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	2,041
Depreciation	[2]	205
Mineral property, plant and equipment	[2]	2,246
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	1,721
Depreciation	[3]	3,326
Mineral property, plant and equipment	[3]	5,047
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	192
Depreciation	[3]
Mineral property, plant and equipment	[3]	192
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		6,527
Depreciation		2,655
Mineral property, plant and equipment		9,182
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]
Depreciation	[1]
Mineral property, plant and equipment	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,876
Depreciation		1,409
Mineral property, plant and equipment		4,285
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,465
Depreciation		386
Mineral property, plant and equipment		2,851
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	1,067
Depreciation	[2]	231
Mineral property, plant and equipment	[2]	1,298
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	38
Depreciation	[3]	614
Mineral property, plant and equipment	[3]	652
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	81
Depreciation	[3]	15
Mineral property, plant and equipment	[3]	$ 96

[1]	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
[2]	Includes automotive and computer equipment and software.
[3]	Includes leasehold improvements.